Analysis of the Changes in Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Analysis of the Changes in Accumulated Other Comprehensive Income (Loss)
16.	Analysis of the Changes in Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) includes foreign currency translation items associated with the Company’s foreign operations and unrealized gain or loss on the Company’s marketable securities available for sale. Following is an analysis of the changes in the accumulated other comprehensive loss, net of applicable taxes, at December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2020
	Foreign currency translation adjustment	Unrealized loss on marketable securities	Total accumulated other comprehensive loss
Balance, beginning of period	$(218)	$—	$(218)
Other comprehensive income	12	—	12

Balance, end of period	$(206)	$—	$(206)

	December 31, 2021
	Foreign currency translation adjustment	Unrealized loss on marketable securities	Total accumulated other comprehensive loss
Balance, beginning of period	$(206)	$—	$(206)
Other comprehensive loss	(94)	(177)	(271)

Balance, end of period	$(300)	$(177)	$(477)

Components of other comprehensive income (loss) and related taxes for the years ended December 31, 2021, 2020 and 2019 are as follows (dollars in thousands):

	Years Ended December 31,
	2021			2020			2019
	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustment	$(94)	$—	$(94)	$11	$1	$12	$(47)	$(1)	$(48)
Unrealized loss on marketable securities	(177)	—	(177)	—	—	—	—	—	—

Total other comprehensive income (loss)	$(271)	$—	$(271)	$11	$1	$12	$(47)	$(1)	$(48)